CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Changes in severance indemnities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CLP ($)
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Variation in the provision for an increase of up to 100 bps in sensitivity to discount rate	$ (869,321)
Variation in the provision for a decrease of up to 100 bps in sensitivity to discount rate	990,697
Variation in the provision for an increase of up to 100 bps in sensitivity to salary increase	991,833
Variation in the provision for a decrease of up to 100 bps in sensitivity to salary increase	$ (878,906)
Percentage of increase in maximum basis points in discount rate	100.00%
Percentage of decrease in maximum basis points in discount rate	100.00%
Percentage of increase in maximum basis points in salary growth rate	100.00%
Percentage of decrease in maximum basis points in salary growth rate	100.00%